Other Operating Income, Net	12 Months Ended
Feb. 01, 2014
Other Operating Income, Net

3. Other operating income, net

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Interest income from in-house customer finance programs	$186.4	$159.7	$125.4
Other	0.3	1.7	1.1

Other operating income, net	$186.7	$161.4	$126.5